Vessel Operating and Supervision Costs (Tables)	6 Months Ended
Jun. 30, 2019
Vessel Operating and Supervision Costs
Schedule of vessel operating and supervision costs

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Crew wages and vessel management employee costs	20,228	19,733	40,258	39,344
Technical maintenance expenses	6,919	8,597	15,601	17,125
Other vessel operating expenses	5,556	5,028	11,157	9,859
Total	32,703	33,358	67,016	66,328